Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Sep. 30, 2013 aircraft	Sep. 30, 2012 aircraft	Dec. 31, 2012 aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2010 aircraft
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	9	15	37	23	26	30	77
Impairment Charges and Fair Value Adjustments	$ 57,487	$ 35,932	$ 185,074	$ 88,059	$ 89,700	$ 170,328	$ 552,762
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	3	5	18	9	10	17	15
Impairment Charges and Fair Value Adjustments	8,500	5,200	87,300	43,000	43,300	163,100	155,100
Aircraft impaired or adjusted twice				1	1
Held for sale aircraft sold or transferred from held for sale back to flight equipment
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted		4		4	4	10	60
Impairment Charges and Fair Value Adjustments		4,100		4,100	4,100	(3,700)	372,100
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6	6	19	10	12	3	2
Impairment Charges and Fair Value Adjustments	$ 49,000	$ 26,600	$ 97,800	$ 41,000	$ 42,300	$ 10,900	$ 25,600
Engines impaired or adjusted	2	9	6	13	13
Aircraft impaired or adjusted twice			1